American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83032   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83044   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83033   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Income & Growth Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83045   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.30 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83034   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83035   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83036   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83037   1408

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund

Supplement dated August 1, 2014 ■ Prospectus dated May 1, 2014

Effective August 1, 2014, the advisor waived 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

The following replaces the Modifying or Canceling a Transaction section under Additional Policies Affecting Your Investment.

Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-83038   1408